UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 12/31/07

Check here if Amendment  [   ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT VIII, LLC
Address:          3000 Sand Hill Road
                  Building 3, Suite 240
                  Menlo Park
                  California  94025

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Pamela K. Hagenah
Title:          Manager
Phone:          650-233-3506

Signature, Place and Date of signing:

                /s/ Pamela K. Hagenah
                --------------------------------------------------------------
                Pamela K. Hagenah    Menlo Park, California   February 12, 2008
                [Signature]               [City, State]            [Date]

Report type (Check only one.):

[X]       13F HOLDINGS REPORT.

[ ]       13F NOTICE.

[ ]       13F COMBINATION REPORT.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                              FORM 13F SUMMARY PAGE


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:                  -0-

Form 13F Information Table Total:                   24

Form 13F Information Table Value Total:             $118,376
         (thousands)

List of Other Included Managers:

  No.  13 F File Number    Name

  NONE

                      INTEGRAL CAPITAL MANAGEMENT VII, LLC
                           FORM 13F INFORMATION TABLE
                                 AS OF 12/31/07


                      TITLE OF            VALUE     SHARES/  SH/  PUT/ INVSTMT   OTHER   VOTING AUTHORITY
NAME OF ISSUER         CLASS     CUSIP   (X$1000)   PRN AMT  PRN  CALL DSCRETN  MANAGERS  SOLE   SHARED  NONE
-------------------   -------   -------  --------- --------  ---  ---- -------  -------- ------  ------  ----

AFFYMETRIX INC.	      COMM STK  00826T108  3,481     150,450  SH	SOLE	         150,450   0	  0
AKAMAI TECHNOLOGIES
  INC	              COMM STK  00971T101  6,920     200,000  SH	SOLE	         200,000   0	  0
AIRVANA INC	      COMM STK  00950V101  2,335     430,000  SH	SOLE	         430,000   0	  0
ARIBA INC	      COMM STK  04033V203  3,260     292,400  SH        SOLE	         292,400   0	  0
BIOFORM MEDICAL INC   COMM STK  09065G107  2,049     300,000  SH	SOLE	         300,000   0	  0
BLUE COAT
SYSTEMS INC	      COMM STK  09534T508  2,630      80,000  SH	SOLE	          80,000   0	  0
CEPHALON INC	      COMM STK  156708109  6,100      85,000  SH        SOLE	          85,000   0	  0
DIVX INC.	      COMM STK  255413106  4,163     297,360  SH	SOLE	         297,360   0	  0
FOCUS MEDIA
  HLDG LTD	    SPNSRD ADR  34415V109  7,669     135,000  SH	SOLE	         135,000   0	  0
GENENTECH INC	      COMM STK  368710406  4,024      60,000  SH	SOLE	          60,000   0	  0
GENOMIC HEALTH INC    COMM STK  37244C101  9,056     400,000  SH	SOLE	         400,000   0	  0
GILEAD SCIENCES INC   COMM STK  375558103  1,840      40,000  SH	SOLE	          40,000   0	  0
GOOGLE INC	      COMM STK  38259P508  8,989      13,000  SH	SOLE	          13,000   0	  0
INFINERA
CORPORATION	      COMM STK  45667G103  3,798     255,950  SH	SOLE	         255,950   0	  0
INTERNAP NETWORK
  SVCS CORP           COMM STK  45885A300  5,415     650,000  SH	SOLE	         650,000   0	  0
LUMINEX CORP          COMM STK  55027E102  3,654     225,000  SH        SOLE             225,000   0      0
NEUROMETRIX INC       COMM STK  641255104  4,636     503,879  SH	SOLE	         503,879   0	  0
NVIDIA CORP	      COMM STK  67066G104  5,103     150,000  SH	SOLE	         150,000   0	  0
PALM INC	      COMM STK  696643105  6,175     974,000  SH	SOLE             974,000   0	  0
RESEARCH IN MOTION
  LTD	              COMM STK  760975102  5,897      52,000  SH	SOLE              52,000   0	  0
SKILLSOFT PLC	     SPNSRD ADR 830928107  3,824     400,000  SH	SOLE	         400,000   0	  0
SOMANETICS CORP       COMM STK  834445405  4,730     200,000  SH        SOLE             200,000   0      0
SONUS NETWORKS INC    COMM STK  835916107  7,113   1,220,000  SH	SOLE	       1,220,000   0	  0
VOLTERRA
  SEMICONDUCTOR COP   COMM STK  92870B106  5,515     500,000  SH	SOLE	         500,000   0	  0

GRAND TOTAL                             $118,376
